Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Operating Segments

	01/01 to 12/31/2021
	Retail Banking	Wholesale Banking	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (3)
Operating revenues	75,443	38,228	11,930	125,601	773	126,374
Interest margin (1)	43,042	24,005	11,099	78,146	(2,937)	75,209
Revenues from banking services and bank charges	25,169	13,817	884	39,870	2,454	42,324
Income from insurance and private pension operations before claim and selling expenses	7,232	406	(53)	7,585	(2,231)	5,354
Other revenues	—	—	—	—	3,487	3,487
Cost of Credit	(18,278)	(1,956)	—	(20,234)	7,455	(12,779)
Claims	(1,591)	(9)	—	(1,600)	—	(1,600)
Operating margin	55,574	36,263	11,930	103,767	8,228	111,995
Other operating income / (expenses)	(40,116)	(17,743)	(1,055)	(58,914)	(10,850)	(69,764)
Non-interest expenses (2)	(35,031)	(15,699)	(478)	(51,208)	(11,341)	(62,549)
Tax expenses for ISS, PIS and COFINS and Other	(5,085)	(2,044)	(577)	(7,706)	(673)	(8,379)
Share of profit or (loss) in associates and joint ventures	—	—	—	—	1,164	1,164
Income before income tax and social contribution	15,458	18,520	10,875	44,853	(2,622)	42,231
Income tax and social contribution	(5,593)	(6,799)	(3,997)	(16,389)	2,542	(13,847)
Non-controlling interest in subsidiaries	(330)	(591)	(664)	(1,585)	(39)	(1,624)
Net income	9,535	11,130	6,214	26,879	(119)	26,760

Total assets (*) – 12/31/2021	1,311,330	1,013,836	133,123	2,166,019	(96,813)	2,069,206

Total liabilities – 12/31/2021	1,252,211	945,311	105,190	2,010,442	(105,712)	1,904,730

(*) Includes:
Investments in associates and joint ventures	2,008	—	4,338	6,346	(225)	6,121
Fixed assets, net	5,420	997	—	6,417	546	6,963
Goodwill and Intangible assets, net	8,371	9,557	—	17,928	3,182	21,110

(1)
Includes interest and similar income and expenses of R$ 59,948, result of financial assets and liabilities at fair value through profit or loss of R$ 16,678 and foreign exchange results and exchange variations in foreign transactions of R$ (1,417).

(2)	Refers to general and administrative expenses including depreciation and amortization expenses of R$ (5,548).
(3)
The IFRS Consolidated figures do not represent the sum of the parties because there are intercompany transactions that were eliminated only in the consolidated statements. Segments are assessed by top management, net of income and expenses between related parties.

	01/01 to 12/31/2020
	Retail Banking	Wholesale Banking	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (3)
Operating revenues	72,680	32,187	9,918	114,785	(14,586)	100,199
Interest margin (1)	41,818	19,883	8,394	70,095	(20,042)	50,053
Commissions and Banking Fees	23,918	11,911	1,401	37,230	1,327	38,557
Income from insurance and private pension operations before claim and selling expenses	6,944	393	123	7,460	(2,972)	4,488
Other revenues	—	—	—	—	7,101	7,101
Cost of Credit	(21,247)	(8,968)	6	(30,209)	5,583	(24,626)
Claims	(1,345)	(8)	—	(1,353)	(1)	(1,354)
Operating margin	50,088	23,211	9,924	83,223	(9,004)	74,219
Other operating income / (expenses)	(40,221)	(16,133)	(650)	(57,004)	(11,985)	(68,989)
Non-interest expenses (2)	(35,310)	(14,592)	(287)	(50,189)	(14,018)	(64,207)
Tax expenses for ISS, PIS and COFINS and Other	(4,911)	(1,541)	(363)	(6,815)	634	(6,181)
Share of profit or (loss) in associates and joint ventures	—	—	—	—	1,399	1,399
Income before income tax and social contribution	9,867	7,078	9,274	26,219	(20,989)	5,230
Income tax and social contribution	(3,071)	(1,893)	(3,099)	(8,063)	17,897	9,834
Non-controlling interest in subsidiaries	(175)	601	(46)	380	3,452	3,832
Net income	6,621	5,786	6,129	18,536	360	18,896

Total assets (*) - 12/31/2020	1,265,620	981,034	143,715	2,112,586	(93,335)	2,019,251

Total liabilities - 12/31/2020	1,218,977	915,253	108,432	1,964,880	(100,154)	1,864,726

(*) Includes:
Investments in associates and joint ventures	2,012	—	13,879	15,891	(321)	15,570
Fixed assets, net	4,587	806	—	5,393	1,544	6,937
Goodwill and Intangible assets, net	4,978	9,901	—	14,879	2,451	17,330

(1)
Includes interest and similar income and expenses of R$ 40,811, result of financial assets and liabilities at fair value through profit or loss of R$ 6,553 and foreign exchange results and exchange variations in foreign transactions of R$ 2,689.

(2)	Refers to general and administrative expenses including depreciation and amortization expenses of R$ (5,064).
(3)
The IFRS Consolidated figures do not represent the sum of the segments because there are intercompany transactions that were eliminated only in the consolidated financial statements. Segments are assessed by top management, net of income and expenses between related parties.

	01/01 to 12/31/2019
	Retail Banking	Wholesale Banking	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (3)
Operating revenues	79,227	30,650	9,913	119,790	(2,711)	117,079
Interest margin (1)	46,764	18,778	9,088	74,630	(5,280)	69,350
Commissions and Banking Fees	25,411	11,306	590	37,307	1,725	39,032
Income from insurance and private pension operations before claim and selling expenses	7,052	566	235	7,853	(3,300)	4,553
Other revenues	—	—	—	—	4,144	4,144
Cost of Credit	(16,072)	(2,082)	—	(18,154)	882	(17,272)
Claims	(1,206)	(59)	—	(1,265)	(30)	(1,295)
Operating margin	61,949	28,509	9,913	100,371	(1,859)	98,512
Other operating income / (expenses)	(41,430)	(15,403)	(986)	(57,819)	(9,450)	(67,269)
Non-interest expenses (2)	(36,346)	(13,940)	(365)	(50,651)	(10,361)	(61,012)
Tax expenses for ISS, PIS and COFINS and Other	(5,084)	(1,463)	(621)	(7,168)	(404)	(7,572)
Share of profit or (loss) in associates and joint ventures	—	—	—	—	1,315	1,315
Net income before income tax and social contribution	20,519	13,106	8,927	42,552	(11,309)	31,243
Income tax and social contribution	(7,095)	(3,856)	(2,545)	(13,496)	10,066	(3,430)
Non-controlling interest in subsidiaries	(198)	(444)	(51)	(693)	(7)	(700)
Net income	13,226	8,806	6,331	28,363	(1,250)	27,113

Total assets (*) – 12/31/2019	1,056,275	682,271	147,901	1,738,713	(101,232)	1,637,481

Total liabilities – 12/31/2019	1,013,186	625,614	104,799	1,595,865	(107,849)	1,488,016

(*) Includes:
Investments in associates and joint ventures	1,911	—	13,666	15,577	(480)	15,097
Fixed assets, net	5,252	1,160	—	6,412	754	7,166
Goodwill and Intangible assets, net	6,681	7,645	—	14,326	5,393	19,719

(1)
Includes interest and similar income and expenses of R$ 42,193, result of financial assets and liabilities at fair value through profit or loss of R$ 26,230 and foreign exchange results and exchange variations in foreign transactions of R$ 927.

(2)	Refers to general and administrative expenses including depreciation and amortization expenses of R$ (4,630).
(3)
The IFRS Consolidated figures do not represent the sum of the segments because there are intercompany transactions that were eliminated only in the consolidated financial statements. Segments are assessed by top management, net of income and expenses between related parties.

Summary of Result of Non-Current Assets and Main Services and Products by Geographic Region
c) Result of
Non-Current
Assets and Main Services and Products by Geographic Region

	12/31/2021			12/31/2020
	Brazil	Abroad	Total	Brazil	Abroad	Total
Non-current assets	21,390	6,683	28,073	17,095	7,172	24,267

	01/01 to 12/31/2021			01/01 to 12/31/2020			01/01 to 12/31/2019
	Brazil	Abroad	Total	Brazil	Abroad	Total	Brazil	Abroad	Total
Income related to financial operations (1) (2)	107,741	36,773	144,514	102,016	21,595	123,611	117,541	27,767	145,308
Income from insurance and private pension operations before claim and selling expenses	5,332	22	5,354	4,488	—	4,488	4,423	130	4,553
Commissions and Banking Fees	37,635	4,689	42,324	34,533	4,024	38,557	35,283	3,749	39,032

(1)	Includes interest and similar income, result of financial assets and liabilities at fair value through profit or loss and foreign exchange results and exchange variations in foreign transactions.
(2)	ITAÚ UNIBANCO HOLDING does not have customers representing 10% or higher of its revenues.